Leases - Schedule of Supplemental Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Supplemental Cash Flow [Abstract]
Operating cash flows from operating leases	$ 1,036	$ 941
Operating Leases
Operating lease right-of-use assets	2,426	2,991
Current lease liabilities	814	806
Non-current lease liabilities	2,032	2,275
Total lease liabilities	$ 2,846	$ 3,081
Weighted Average Remaining Lease Term
Operating leases	3 years 4 months 2 days	4 years 3 months
Weighted Average Discount Rate
Operating leases	7.78%	7.77%